Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Additional Paid-in capital HKD ($)	Additional Paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	HKD ($)	USD ($)
Balance (in Dollars) | $					$ 874		$ 2,010,103		$ 15,132,364		$ 17,143,341
Balance (in Shares)					11,250,000	11,250,000
Balance at Nov. 30, 2023 | $					$ 874		2,010,103		15,132,364		17,143,341
Balance (in Shares) at Nov. 30, 2023					11,250,000	11,250,000
Balance at May. 31, 2024 | $					$ 1,021		49,897,579		16,363,522		66,262,122
Balance (in Shares) at May. 31, 2024					13,125,000	13,125,000
Net income | $									1,231,158		1,231,158
Balance (in Dollars) | $					$ 1,021		49,897,579		16,363,522		66,262,122
Balance (in Shares)					13,125,000	13,125,000
Balance (in Dollars) | $	$ 1,021						49,897,579		14,706,655		64,605,255
Balance (in Shares)	13,125,000	13,125,000
Balance at Nov. 30, 2024 | $	$ 1,021						49,897,579		14,706,655		64,605,255
Balance (in Shares) at Nov. 30, 2024	13,125,000	13,125,000
Balance at May. 31, 2025	$ 904	$ 115	$ 117	$ 15			49,897,579	$ 6,363,757	14,743,261	$ 1,880,303	64,641,861	$ 8,244,190
Balance (in Shares) at May. 31, 2025	11,625,000	11,625,000	1,500,000	1,500,000
Net income									36,606		36,606	4,669
Re-designation of ordinary shares from Class A into Class B | $	$ (117)		$ 117
Re-designation of ordinary shares from Class A into Class B (in Shares)	(1,500,000)	(1,500,000)	1,500,000	1,500,000
Issuance of ordinary shares upon IPO, net | $					$ 147		47,887,476				47,887,623
Issuance of ordinary shares upon IPO, net (in Shares)					1,875,000	1,875,000
Balance (in Dollars)	$ 904	$ 115	$ 117	$ 15			$ 49,897,579	$ 6,363,757	$ 14,743,261	$ 1,880,303	$ 64,641,861	$ 8,244,190
Balance (in Shares)	11,625,000	11,625,000	1,500,000	1,500,000